Transactions with Related Parties - Additional Information - Management and Directors Fees (Details) $ in Thousands	1 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended		12 Months Ended
	Feb. 07, 2011 shares	May 03, 2013 shares	May 31, 2014 shares	Jul. 31, 2014 USD ($) shares	Jul. 31, 2014 EUR (€) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 shares	Dec. 31, 2014 shares	Dec. 31, 2013 shares	Dec. 31, 2012 shares
Related Party Transaction [Line Items]
Number of nonvested shares granted during the period						1,035,000	135,230	117,201
Number of shares vested during the period						783,545	78,833	89,968
Shares cancelled						1,685		3,733
Consultancy fees | $						$ 496
Exchange rate EUR/USD				1.34	1.34	1.05
Former Chief Executive Officer | Consultancy agreements
Related Party Transaction [Line Items]
Number of nonvested shares granted during the period	5,600
Number Of Installments	3
Former Chief Executive Officer | Consultancy agreements | First installment
Related Party Transaction [Line Items]
Vesting date						Feb. 07, 2012
Number of shares vested during the period										1,866
Former Chief Executive Officer | Consultancy agreements | Second installment
Related Party Transaction [Line Items]
Vesting date						Feb. 07, 2013
Number of shares vested during the period									1,867
Former Chief Executive Officer | Consultancy agreements | Third installment
Related Party Transaction [Line Items]
Vesting date						Feb. 07, 2014
Number of shares vested during the period								1,867
Former Chief Executive Officer | Renewal consultancy agreements
Related Party Transaction [Line Items]
Number of nonvested shares granted during the period		5,600
Number Of Installments		3
Expiration date of agreement						Jul. 31, 2014
Former Chief Executive Officer | Renewal consultancy agreements | First installment
Related Party Transaction [Line Items]
Vesting date						May 03, 2014
Number of shares vested during the period								1,866
Stock issued during period, share based compensation			1,866
Former Chief Executive Officer | Renewal consultancy agreements | Second installment
Related Party Transaction [Line Items]
Vesting date						May 03, 2015
Shares cancelled				1,867	1,867
Former Chief Executive Officer | Renewal consultancy agreements | Third installment
Related Party Transaction [Line Items]
Vesting date						May 03, 2016
Shares cancelled				1,867	1,867
Former Chief Executive Officer | Agreement to terminate the consultancy agreement
Related Party Transaction [Line Items]
Severance payment, cash				$ 890	€ 664,000
Stock issued during period, share based compensation				33,768	33,768